Annual Total Returns - Franklin U.S. Government Securities Fund [BarChart] - Franklin Custodian Funds-31 - Franklin U.S. Government Securities Fund - Class A	Feb. 01, 2021
Bar Chart Table:
Annual Return 2011	6.80%
Annual Return 2012	1.52%
Annual Return 2013	(1.68%)
Annual Return 2014	4.30%
Annual Return 2015	0.93%
Annual Return 2016	0.67%
Annual Return 2017	0.74%
Annual Return 2018	0.29%
Annual Return 2019	5.34%
Annual Return 2020	3.38%